NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 67,076,150		$ 52,129,621	$ 28,580,009
Working capital deficit	10,900,774		9,657,316	2,392,189
Comprehensive loss	14,781,749	$ 2,210,772	$ 23,827,678	$ 4,749,411
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ 14,781,749	$ 2,210,772